Nature of Operations and Basis of Presentation (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	4	4